UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-1735
FPA New Income, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2005 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. AGENCIES SECURITIES — 21.1%
Federal Agricultural Mortgage Corporation	$26,100,000	$26,034,750
— 3.566% 2007 (float)
Federal Farm Credit Bank
— 3.08% 2006 (float)	50,000,000	50,000,000
— 3.15% 2006 (float)	71,500,000	71,500,000
Federal Home Loan Bank
— 2% 2009 (step-up)	21,695,000	21,403,474
— 2% 2009 (step-up)	18,750,000	18,503,906
— 3% 2007 (step-up)	10,230,000	10,216,701
— 3.19% 2007 (float)	24,650,000	24,650,000
— 3.24% 2007 (float)	25,825,000	25,799,175
— 3.25% 2009 (step-up)	25,000,000	24,987,500
— 3.5% 2008 (step-up)	29,275,000	29,210,961
Federal National Mortgage Association
— 3.04625% 2006 (float)	50,000,000	49,970,000
— 3.25% 2007 (step-up)	20,055,000	19,998,595
— 3.305% 2005 (float)	50,000,000	49,975,000
TOTAL U.S. AGENCIES SECURITIES		$422,250,062

U.S. GOVERNMENT SECURITIES — 15.5%
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007	$301,655,744	$311,459,555

MORTGAGE-BACKED SECURITIES — 12.9%
Banc of America Alternative Loan Trust 2003-6 CL 1NC2 — 8% 2033	$2,684,758	$2,779,369
Chase Mortgage Finance Trust 2003-S14 CL 2A4 — 7.5% 2034	15,862,892	16,530,561
Countrywide Mortgage Securities 2002-36 CL A20 — 5% 2033	1,522,349	1,533,767
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.51% 2023 (float)	894,964	893,845
1552 CL I — 3.51% 2023 (float)	1,357,679	1,354,285
1669 CL HA — 3.66% 2023 (float)	4,000,000	3,966,250
1671 CL HA — 3.66% 2024 (float)	3,347,711	3,356,080
1673 CL HB — 3.66% 2024 (float)	1,000,000	1,020,000
1684 CL HA — 3.66% 2024 (float)	4,000,000	4,012,500
1634 CL PL — 3.76% 2023 (float)	7,000,000	7,052,500
2766 CL PT — 5% 2016	17,266,749	17,380,062
2897 CL AB — 5% 2022	21,582,627	21,710,773
2510 CL PV — 5.25% 2026	7,651,937	7,665,091
2619 CL YV — 5.5% 2011	7,265,198	7,312,876
2525 CL BR — 5.5% 2023	1,130,089	1,132,208

1804 CL C — 6% 2008	1,758,059	1,789,405
1591 CL PV — 6.25% 2023	8,244,148	8,512,248
2438 CL MF — 6.5% 2031	18,617,578	18,949,204
2543 CL AD — 8.5% 2016	215,365	227,748
2519 CL ED — 8.5% 2030	783,257	841,267
2626 CL QM — 9% 2018	3,520,104	3,898,515
HM-A1 — 10.15% 2006	14	14
Federal National Mortgage Association
— 6% 2016	463,650	475,209
— 6.5% 2008	219,286	225,865
— 6.5% 2017	3,662,824	3,838,526
— 7% 2027	4,795,667	4,975,505
319 CL 18 — 8% 2032	1,586,069	1,699,076
Whole Loan 2004-W6 — 8% 2034	21,512,776	22,911,106
First Horizon Mortgage Pass-Through Trust 2002-9 1A2 — 5.75% 2033	8,122,352	8,152,811
Government National Mortgage Association II
2003-8 CL PG — 4% 2024	1,999,639	1,996,340
1999-47 — 7.5% 2029	4,257,396	4,517,565
JP Morgan Mortgage Trust 2003-A2 — 4% 2033	7,551,887	7,529,987
JP Morgan Mortgage Trust 2005-S1 CL 2A1 — 8% 2035	14,139,574	14,930,506
JP Morgan Mortgage Trust 2005-S1 CL 2A2 — 8% 2035	15,157,459	15,867,965
Wachovia Asset Securitization, Inc. 2002-1 CL 2A1 — 6.25% 2033	3,206,430	3,226,470
Wells Fargo Mortgage Backed Securities 2004-1 CL A19 — 5% 2034	10,399,119	10,411,182
Wells Fargo Mortgage Backed Securities 2005-2 CL 1A2 — 8% 2035	23,814,594	25,511,384
TOTAL MORTGAGE-BACKED SECURITIES		$258,188,065

CORPORATE BONDS & DEBENTURES — 10.7%
Avnet Inc. — 8% 2006	$2,000,000	$2,085,000
Bayerische Landesbank — 2.24% 2009 (float)†	21,000,000	20,401,500
Collins & Aikman Products Company — 10.75% 2011	8,220,000	1,952,250
Fifth Third Bancorp — 3.26% 2009 (float)†	50,000,000	50,000,000
International Wire Group, Inc. — 10% 2011	5,193,000	5,154,052
Landesbank Baden-Wuerttemberg — 2.24% 2007†	23,500,000	23,229,750
Metaldyne Corporation — 11% 2012	19,980,000	13,186,800
Michaels Stores Inc. — 9.25% 2009	16,505,000	17,288,988
Northland Cable Company — 10.25% 2007	8,645,000	8,472,100
Qwest Communications International Inc. — 4.75% 2009†	24,045,000	23,415,021
Rabobank Nederland NV — 2.571% 2007(float)	24,674,000	24,546,781
Royal Bank of Canada — 3.232% 2007 (float)	24,651,000	24,651,000
TOTAL CORPORATE BONDS & DEBENTURES		$214,383,242

MORTGAGE-BACKED PASS-THROUGH SECURITIES — 1.8%
Federal National Mortgage Association
— 5.5% 2014	$7,334,245	$7,549,688
— 6% 2011	3,004,163	3,118,697
— 6% 2012	13,352,444	13,773,880
— 7% 2030	1,167,616	1,238,403
— 7% 2031	450,664	476,284
— 7.5% 2016	213,957	225,190
— 7.5% 2016	29,229	30,763
— 7.5% 2028	1,957,547	2,092,740
— 7.5% 2029	615,538	659,746
— 7.5% 2029	569,530	610,821
— 8% 2016	63,357	67,871
Government National Mortgage Association
— 7% 2028	1,141,049	1,222,200
— 7.5% 2023	30,045	31,740
— 8% 2030	272,440	289,127
— 8% 2030	447,306	466,876
— 8% 2031	358,807	377,869
Government National Mortgage Association II
— 7% 2024	522,806	547,190
— 7% 2028	658,274	692,833
— 7% 2028	79,509	83,981
— 7.5% 2025	30,207	32,331
— 7.5% 2025	95,606	102,149
— 7.5% 2027	43,690	46,680
— 7.5% 2030	195,785	208,633
— 8% 2027	339,762	362,900
Government National Mortgage Association (MH)
— 8.25% 2006-7	29,791	30,715
— 8.75% 2006	75,056	77,495
— 8.75% 2011	312,348	330,302
— 9% 2010	120,425	127,040
— 9% 2011	384,990	406,137
— 9.25% 2010-11	283,832	300,056
— 9.75% 2005	45,363	46,100
— 9.75% 2006	35,450	36,093
— 9.75% 2012-13	166,112	176,200
Government National Mortgage Association (PL) — 10.25% 2017	755,405	769,569
TOTAL MORTGAGE-BACKED PASS-THROUGH SECURITIES		$36,608,299

CONVERTIBLE BONDS & DEBENTURES — 1.7%
BEA Systems, Inc. — 4% 2006	$18,000,000	$17,640,000
i2 Technologies, Inc. — 5.25% 2006	9,175,000	8,762,125
Standard Motor Products, Inc. — 6.75% 2009	8,960,000	7,795,200
TOTAL CONVERTIBLE BONDS & DEBENTURES		$34,197,325

INTERNATIONAL SECURITY — 1.0%
France OATei — 3% 2012	$14,217,913	$19,758,505

ASSET BACKED SECURITIES — 0.9%
CIT RV TRUST 1999-A CL A4 — 6.16% 2013	$4,335,112	$4,366,325
Green Tree Financial Corporation
— 7.77% 2029(1)	5,500,000	3,025,000
— 8% 2028(1)	2,769,534	2,354,104
INDYMAC Asset Backed Trust 2000-6 CL AF5 — 7.88% 2031	3,409,865	3,478,062
Truck Engine Receivables Master Trust 2000-1a — 2.33% 2006 (float)†	5,000,000	5,009,375
		$18,232,866
DERIVATIVE SECURITIES — 0.6%
Federal Home Loan Mortgage Corporation
2522 CL PI — 5.5% 2018	$2,675,959	$70,043
2558 CL JW — 5.5% 2022	22,734,840	3,072,045
1694 CL L — 6.5% 2023	145,088	9,099
217 — 6.5% 2032	4,424,087	748,640
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	19,022,485	3,364,602
2003-37 CL IM — 5.5% 2032	18,266,375	2,563,001
323 CL 1 — 5.5% 2032	5,322,555	652,845
302 CL 2 — 6% 2029	11,197,435	1,957,804
1994-17 CL JB — 6.5% 2009	634,496	47,607
TOTAL DERIVATIVE SECURITIES		$12,485,686

PREFERRED STOCK — 0.3%
Pennsylvania Real Estate Investment Trust	93,800	$5,534,200

COMMON STOCK — 0.2%
International Wire Group, Inc.	327,344	$3,518,948

TOTAL INVESTMENT SECURITIES — 66.7% (Cost $1,340,015,461)		$1,336,616,753

SHORT-TERM INVESTMENTS — 32.8% (Cost $658,357,611)
ABN AMRO North America, Inc. — 3.02% 7/1/05	$46,271,000	$46,271,000
Rabobank USA Financial Corporation — 3.35% 7/1/05	19,796,000	19,796,000
ChevronTexaco Funding Corporation — 3.10% 7/6/05	19,328,000	19,319,678
Toyota Motor Credit Corporation — 3.05% 7/11/05	50,000,000	49,957,639
Federal Home Loan Bank Discount Note
— 3.08% 7/13/05	49,000,000	48,949,690
ChevronTexaco Funding Corporation — 3.17% 7/15/05	35,189,000	35,145,620

Federal Home Loan Mortgage Corporation Discount Note
— 3.03% 7/18/05	27,395,000	27,355,802
— 3.04% 7/18/05	32,183,000	32,136,800
Federal Home Loan Bank Discount Note — 3.055% 7/22/05	50,000,000	49,910,896
Illinois Tool Works, Inc. — 3.20% 7/25/05	31,428,000	31,360,954
Barclays U.S. Funding, Inc. — 3.19% 7/26/05	54,000,000	53,880,375
General Electric Capital Services, Inc. — 3.17% 7/29/05	26,986,000	26,919,464
ABN AMRO North America, Inc. — 3.24% 7/29/05	50,000,000	49,874,000
Federal National Mortgage Association Discount Note
— 3.06% 8/1/05	25,824,000	25,755,954
— 3.08% 8/1/05	40,000,000	39,893,911
Federal Home Loan Mortgage Corporation Discount Note
— 3.06% 8/3/05	31,219,000	31,131,431
Barclays U.S. Funding, Inc. — 3.24% 8/5/05	28,714,000	28,623,551
E.I. Dupont De Nemours & Co. — 3.22% 8/9/05	22,253,000	22,175,374
Shell Finance (UK) Ltd. — 3.29% 8/25/05	20,000,000	19,899,472
TOTAL SHORT-TERM INVESTMENTS		$658,357,611

TOTAL INVESTMENTS — 99.5% (Cost $1,998,373,072)(A)		$1,994,974,364
Other assets and liabilities, net — 0.5%		9,209,468
TOTAL NET ASSETS — 100%		$2,004,183,832

†      Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration.  The Bayerische Landesbank 2.24% note due 2009 was purchased on April 14, 2004 at $100, the Fifth Third Bancorp 3.26% note due 2009 was purchased on November 23, 2004 at $100, the Landesbank Baden-Wuerttemberg 2.24% note due 2007 was purchased on July 23, 2004 at $100, the Qwest Communications International, Inc. 4.75% note due 2009 was purchased between January 30, 2004 and February 5, 2004 at $99.83, and the Truck Engine Receivables Master Trust 2000-1a 2.33% note due 2006 was purchased on July 21, 2004 at $100, constituted 6.1%, of total net assets at June 30, 2005.

(1) Non-incoming producing security, in default

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:
Gross unrealized appreciation:		$23,516,885
Gross unrealized depreciation:		(26,915,593)
Net unrealized depreciation:		$(3,398,708)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date: August 26, 2005